Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
2012	$ 13,518	¥ 1,124,000
2013	7,480	622,000
2014	3,704	308,000
2015	1,804	150,000
2016	1,209,429	100,564,000
2017 and thereafter	$ 2,105	¥ 175,000